UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: June 30, 2012





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, July 16, 2012





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    87

Form 13F information Table Value Total:    $227465

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abovenet Inc.                  COM              00374n107     2737    32600 SH       SOLE                    32600
Allos Therapeutics Inc         COM              019777101     6657  3718971 SH       SOLE                  3718971
Ariba Inc                      COM NEW          04033v203     7802   174300 SH       SOLE                   174300
Beacon Federal Bancorp Inc     COM              073582108     4866   245400 SH       SOLE                   245400
Benihana Inc                   COM              082047101     2723   169000 SH       SOLE                   169000
Blackrock Credit Alloc III     COM SHS          09249v103     2531   222000 SH       SOLE                   222000
Catalyst Health Solutions Inc. COM              14888b103     5420    58000 SH       SOLE                    58000
Collective Brands Inc          COM              19421w100     3828   178700 SH       SOLE                   178700
Cooper Industries PLC          SHS              G24140108     7909   116000 SH       SOLE                   116000
Cost Plus Inc/California       COM              221485105     7234   328814 SH       SOLE                   328814
Credo Petroleum Corp           COM PAR .10      225439207     2865   198000 SH       SOLE                   198000
Dollar Thrifty Automotive Grou COM              256743105     2967    36650 SH       SOLE                    36650
Easylink Services Intl-Cl A    CL A             277858106     5662   782000 SH       SOLE                   782000
Eaton Vance Senior Income Trus SH BEN INT       27826s103     2643   376444 SH       SOLE                   376444
Edelman Financial Group Inc.   COM              27943q105     2898   333100 SH       SOLE                   333100
Edgar Online Inc               COM              279765101     1775  1643934 SH       SOLE                  1643934
Elster Group SE- ADR           SPONSORED ADR    290348101     5582   275000 SH       SOLE                   275000
Encore Bancshares Inc.         COM              29255v201     5104   247522 SH       SOLE                   247522
Exelis Inc.                    COM              30162a108      477    48350 SH       SOLE                    48350
Gen-Probe Incorporated         COM              36866T103     7973    97000 SH       SOLE                    97000
Golfsmith International Holdin COM              38168y103      350    57713 SH       SOLE                    57713
Goodrich Corporation           COM              382388106     9200    72500 SH       SOLE                    72500
Human Genome Sciences Inc.     COM              444903108     2535   193100 SH       SOLE                   193100
ITT Corporation                COM NEW          450911201      425    24175 SH       SOLE                    24175
Interline Brands Inc           COM              458743101     3126   124700 SH       SOLE                   124700
Kenneth Cole Productions, Inc. CL A             193294105     2837   188500 SH       SOLE                   188500
Knology Inc.                   COM              499183804     4750   241500 SH       SOLE                   241500
Lecroy Corp                    COM              52324w109     5781   405400 SH       SOLE                   405400
Lowe's Companies, Inc.         COM              548661107     3433   120700 SH       SOLE                   120700
Medtox Scientific Inc.         COM NEW          584977201     5600   207700 SH       SOLE                   207700
Micronetics Inc                COM              595125105     3238   220000 SH       SOLE                   220000
Network Engines Inc            COM              64121a107     2820  2000000 SH       SOLE                  2000000
Network Equipment Tech Inc.    COM              641208103     1965  1500000 SH       SOLE                  1500000
PF Chang's China Bistro Inc    COM              69333y108     2635    51200 SH       SOLE                    51200
PLX Technology Inc             COM              693417107     5236   824595 SH       SOLE                   824595
Pacific Capital Bancorp        COM NEW          69404p200     6264   136986 SH       SOLE                   136986
Progress Energy, Inc.          COM              743263105     7443   123700 SH       SOLE                   123700
Quest Software, Inc.           COM              74834T103     4297   154500 SH       SOLE                   154500
RF Monolithics Inc.            COM              74955f106      826   466721 SH       SOLE                   466721
Ramtron International Corp     COM              751907304     1442   477616 SH       SOLE                   477616
SRI/Surgical Express Inc       COM              78464w104     1104   300000 SH       SOLE                   300000
SRS Labs, Inc.                 COM              78464m106     4421   491200 SH       SOLE                   491200
Solutia, Inc.                  COM              834376501     8017   285800 SH       SOLE                   285800
Standard Microsystems Corp     COM              853626109     5353   145100 SH       SOLE                   145100
Sun Healthcare Group Inc       COM              86677e100     5256   628000 SH       SOLE                   628000
Xylem Inc.                     COM              98419m100     1216    48300 SH       SOLE                    48300
eResearch Technology Inc       COM              29481v108     2888   361500 SH       SOLE                   361500
AES CORP                       COM              00130H105       13     1000 SH       SOLE                                       1000
ALERIAN MLP ETF                ALERIAN MLP      00162Q866     1056    66092 SH       SOLE                                      66092
AGRIUM INC                     COM              008916108      318     3600 SH       SOLE                                       3600
ALPHA NATURAL RESOURCES INC    COM              02076X102        9     1000 SH       SOLE                                       1000
ALTRIA GROUP INC               COM              02209S103     1175    34002 SH       SOLE                                      34002
BARRICK GOLD CORP              COM              067901108      860    22900 SH       SOLE                                      22900
CIT GROUP INC EQUITY           COM NEW          125581801       93     2604 SH       SOLE                                       2604
CENTRAL GOLDTRUST              TR UNIT          153546106     6362   105330 SH       SOLE                                     105330
CHEVRON CORP                   COM              166764100      348     3300 SH       SOLE                                       3300
CLIFFS NATURAL RESOURCES INC   COM              18683K101       69     1400 SH       SOLE                                       1400
CONOCOPHILLIPS                 COM              20825C104      514     9200 SH       SOLE                                       9200
ETFS PLATINUM TRUST            SH BEN INT       26922V101      797     5585 SH       SOLE                                       5585
ETFS SILVER TRUST              SILVER SHS       26922X107     5416   198809 SH       SOLE                                     198809
ETFS GOLD TRUST                SHS              26922Y105     5492    34719 SH       SOLE                                      34719
ETFS PALLADIUM TRUST           SH BEN INT       26923A106      714    12451 SH       SOLE                                      12451
FREEPORT-MCMORAN COPPER        COM              35671D857      104     3050 SH       SOLE                                       3050
GOLD FIELDS LTD-SPONS ADR      SPONSORED ADR    38059T106      977    76300 SH       SOLE                                      76300
GOLDCORP INC                   COM              380956409      890    23670 SH       SOLE                                      23670
HALLIBURTON CO                 COM              406216101      119     4175 SH       SOLE                                       4175
HECLA MINING CO                COM              422704106        7     1500 SH       SOLE                                       1500
ISHARES S&P S/T NATL AMT       S&P SH NTL AMTER 464288158     1087    10173 SH       SOLE                                      10173
ISHARES SILVER TRUST           ISHARES          46428Q109      361    13550 SH       SOLE                                      13550
KINROSS GOLD CORP              COM NO PAR       496902404       27     3275 SH       SOLE                                       3275
MARKET VECTORS GOLD MINERS     GOLD MINER ETF   57060U100     4667   104250 SH       SOLE                                     104250
MERCK & CO INC                 COM              58933Y105       38      905 SH       SOLE                                        905
MFS HIGH YIELD MUNICIPAL TRU   SH BEN INT       59318E102      360    68789 SH       SOLE                                      68789
MOSAIC CO (THE)                COM              61945C103      230     4200 SH       SOLE                                       4200
NEWMONT MINING CORP            COM              651639106     1048    21600 SH       SOLE                                      21600
PFIZER INC                     COM              717081103      177     7715 SH       SOLE                                       7715
PHILIP MORRIS INTERNATIONAL    COM              718172109       85      975 SH       SOLE                                        975
POTASH CORP OF SASKATCHEWAN    COM              73755L107       94     2150 SH       SOLE                                       2150
PROSPECT CAPITAL CORPORATION   COM              74348T102       80     7040 SH       SOLE                                       7040
RIO TINTO PLC - SPON ADR       SPONSORED ADR    767204100      656    13730 SH       SOLE                                      13730
ROYAL DUTCH SHELL ADR          SPON ADR B       780259107      481     6885 SH       SOLE                                       6885
ROYAL DUTCH SHELL PLC-ADR A    SPON ADR A       780259206       31      455 SH       SOLE                                        455
SILVER WHEATON CORP            COM              828336107      196     7300 SH       SOLE                                       7300
TECK RESOURCES LTD-CLS B       CL B             878742204      251     8100 SH       SOLE                                       8100
WILLIAMS COS INC               COM              969457100       65     2250 SH       SOLE                                       2250
WPX ENERGY INC                 COM              98212B103       12      749 SH       SOLE                                        749
XCEL ENERGY INC                COM              98389B100       75     2625 SH       SOLE                                       2625